Prepaids and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaids and Other Current Assets [Abstract]
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following:

	June 30,	December 31,
	2025	2024
Prepaid expenses	$36,558	$213,914
Prepaid insurance	165,211	3,970
VAT receivable	-	21,980
Other receivable	9,372	-
	$211,141	$239,864
Prepaid and other current assets consisted of the following:
	December 31,
	2024	2023
Prepaid expenses	$213,914	$34,006
Advances to employees	3,970	—
Other	21,980	—
	$239,864	$34,006